Related parties (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Amounts receivable, related party transactions	$ 3,436	$ 2,161
Current payables to related parties	4,601	2,363
Frontier Airlines Inc [Member]
IfrsStatementLineItems [Line Items]
Amounts receivable, related party transactions	$ 3,436	2,161
Term of outstanding balances for related party transactions	30
Current payables to related parties	$ 1,233	662
Term of outstanding balances for related party transactions	30
MRO Commercial SA [Member]
IfrsStatementLineItems [Line Items]
Current payables to related parties	$ 1,817	979
Term of outstanding balances for related party transactions	30
Chevez Ruiz Zamarripa Y Ca. S.c [Member]
IfrsStatementLineItems [Line Items]
Current payables to related parties	$ 874	117
Term of outstanding balances for related party transactions	30
And P International Services S.a.p.i De Cv [Member]
IfrsStatementLineItems [Line Items]
Current payables to related parties	$ 393	299
Term of outstanding balances for related party transactions	30
Mijares Angoitia Corts Y Fuentes S.c. [Member]
IfrsStatementLineItems [Line Items]
Current payables to related parties	$ 142	146
Term of outstanding balances for related party transactions	30
Jetsmart Airlines S.A. [Member]
IfrsStatementLineItems [Line Items]
Current payables to related parties	$ 80	80
Term of outstanding balances for related party transactions	30
Volantio Inc [Member]
IfrsStatementLineItems [Line Items]
Current payables to related parties	$ 62	$ 80
Term of outstanding balances for related party transactions	30